Document and Entity Information	0 Months Ended
Jul. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2014
Registrant Name	Dreyfus Investment Grade Funds, Inc.
Central Index Key	0000889169
Amendment Flag	false
Document Creation Date	Nov. 26, 2014
Document Effective Date	Dec. 01, 2014
Prospectus Date	Dec. 01, 2014
Dreyfus Inflation Adjusted Securities Fund | Investor Shares
Risk/Return:
Trading Symbol	DIAVX
Dreyfus Inflation Adjusted Securities Fund | Class I
Risk/Return:
Trading Symbol	DIASX
Dreyfus Inflation Adjusted Securities Fund | Class Y
Risk/Return:
Trading Symbol	DAIYX
Dreyfus Intermediate Term Income Fund | Class A
Risk/Return:
Trading Symbol	DRITX
Dreyfus Intermediate Term Income Fund | Class I
Risk/Return:
Trading Symbol	DITIX
Dreyfus Intermediate Term Income Fund | Class C
Risk/Return:
Trading Symbol	DTECX
Dreyfus Intermediate Term Income Fund | Class Y
Risk/Return:
Trading Symbol	DITYX
Class D Prospectus | Dreyfus Short-Term Income Fund | Class D
Risk/Return:
Trading Symbol	DSTIX
Class P Prospectus | Dreyfus Short-Term Income Fund | Class P
Risk/Return:
Trading Symbol	DSHPX